Revenue (Tables)	12 Months Ended
Dec. 31, 2023
Revenue [Abstract]
Schedule of Revenue
		2023	2022	2021
		EUR	EUR	EUR
Revenue recognized over time	Revenue recognized at time
Sponsorships		745,452	-	-
	Player transfers	122,159	-	-
	Ticketing	174,247	-	-
Youth league		54,690	-	-
	Store	9,848	-	-
Others		41,096	-	-
Consulting revenue		-	162,407	420,167
Total revenue		1,147,492	162,407	420,167

Schedule of Customer and Associated Trade Receivables	As at December 31, 2023, the Group’s top five customers and associated trade receivables were as follows:
Customer	Revenue	Associated Trade Receivables
Customer 1	€105,577	€26,433
Customer 2	€64,615	€-
Customer 3	€53,846	€-
Customer 4	€53,846	€23,253
Customer 5	€48,462	€-

Schedule of Segment Reporting	As at December 31, 2023, the Group’s segment reporting is as follows:
Segment Reporting

			Brera
	FKAP	UYBA	Milano	Total
Revenues	179,211	926,539	85,858	1,191,608
Adjustments	(21,846)	(89,753)	67,483	(44,116)
Total revenues	157,365	836,786	153,341	1,147,492